Deferred Tax - Summary of Trading Losses (Details) ¥ in Thousands, £ in Thousands, R$ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2020 HKD ($)
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Trading losses	$ 1,487,727					$ 953,117
United Kingdom
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Trading losses	1,191,629	£ 882,753				739,879	£ 709,446
United States
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Trading losses	276,649					195,565
Brazil
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Trading losses	13,377		R$ 74,570			14,107		R$ 72,760
Japan
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Trading losses	4,560			¥ 525,141		2,902			¥ 301,340
Hong Kong
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Trading losses	$ 1,512				$ 11,795	$ 664				$ 5,149